Portfolio of Investments (unaudited)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
U.S. TREASURIES—47.8%
U.S. Treasury Bonds
4.75%, 02/15/2037	$336,000	$337,076
4.38%, 02/15/2038	1,109,000	1,073,088
4.50%, 08/15/2039	5,503,100	5,282,761
3.25%, 05/15/2042	165,000	131,555
3.13%, 02/15/2043	453,700	350,838
2.88%, 05/15/2043	997,100	739,801
5.00%, 05/15/2045	906,000	881,156
4.63%, 02/15/2046	500,000	462,344
2.88%, 11/15/2046	3,470,000	2,434,286
4.25%, 08/15/2054	1,617,000	1,376,913
4.63%, 02/15/2055	899,000	814,824
4.75%, 08/15/2055	719,000	665,103
U.S. Treasury Notes
3.75%, 08/15/2027	992,000	987,563
3.63%, 08/31/2027	2,295,000	2,281,983
3.38%, 12/31/2027	2,110,000	2,084,944
4.00%, 02/29/2028	3,068,000	3,054,098
4.50%, 05/31/2029	529,000	530,323
4.13%, 06/15/2029	3,300,000	3,276,023
3.63%, 08/31/2029	1,700,000	1,662,547
3.63%, 09/30/2030	2,800,000	2,712,500
4.63%, 04/30/2031	3,884,000	3,904,786
4.00%, 04/30/2032	1,932,000	1,880,002
4.13%, 11/15/2032	5,800,000	5,659,305
3.88%, 08/15/2034	2,700,000	2,557,828
4.25%, 05/15/2035	1,395,000	1,349,935
Total U.S. Treasuries		46,491,582
AGENCY MORTGAGE-BACKED SECURITIES—31.9%
UNITED STATES—31.9%
Federal Home Loan Mortgage Corp.
MBS, 6.00%, 05/01/2035	14,629	14,995
MBS, 5.50%, 08/01/2035	16,326	16,597
MBS, 5.50%, 11/01/2035	64,645	65,712
MBS, 5.50%, 11/01/2035	11,449	11,609
MBS, 5.50%, 06/01/2036	7,960	8,031
MBS, 6.50%, 05/01/2037	17,521	18,147
MBS, 4.00%, 08/01/2037	12,774	12,293
MBS, 3.50%, 11/01/2037	50,784	48,389
MBS, 3.00%, 01/01/2038	70,778	65,656
MBS, 6.00%, 07/01/2038	11,219	11,474
MBS, 6.00%, 10/01/2038	74,119	76,851
MBS, 4.50%, 07/01/2039	25,025	24,305
MBS, 5.00%, 04/01/2040	307,394	304,919
MBS, 4.50%, 07/01/2040	9,388	9,057
MBS, 4.50%, 08/01/2040	59,388	57,668
MBS, 6.00%, 12/01/2040	572,315	584,898
MBS, 4.00%, 01/01/2041	40,873	38,949
MBS, 4.50%, 02/01/2041	10,962	10,650
MBS, 5.00%, 07/01/2041	17,770	17,662
MBS, 3.50%, 05/01/2042	78,571	72,963
MBS, 4.50%, 05/01/2042	58,384	56,670
MBS, 3.50%, 12/01/2042	57,007	52,977
MBS, 3.50%, 01/01/2043	200,768	185,497
MBS, 3.50%, 03/01/2043	320,357	295,990
MBS, 3.00%, 04/01/2043	30,177	26,978
MBS, 3.00%, 04/01/2043	405,940	364,088
MBS, 3.00%, 05/01/2043	26,087	23,429
	Principal Amount	Value

Federal Home Loan Mortgage Corp. (continued)
MBS, 3.00%, 05/01/2043	$58,137	$52,071
MBS, 3.50%, 07/01/2043	206,854	190,855
MBS, 4.00%, 04/01/2044	56,820	53,685
MBS, 5.00%, 12/01/2044	63,992	63,603
MBS, 3.00%, 08/01/2045	94,581	83,162
MBS, 3.50%, 09/01/2045	200,172	182,068
MBS, 3.50%, 12/01/2045	79,097	71,941
UMBS, 2.50%, 07/01/2051	16,183	13,334
UMBS, 3.50%, 08/01/2051	60,450	53,992
UMBS, 2.50%, 10/01/2051	16,823	13,828
UMBS, 2.00%, 12/01/2051	100,418	79,091
UMBS, 2.50%, 12/01/2051	425,868	347,864
UMBS, 2.00%, 03/01/2052	597,520	469,100
UMBS, 2.50%, 04/01/2052	69,301	57,352
UMBS, 3.00%, 04/01/2052	145,906	125,224
UMBS, 2.50%, 05/01/2052	73,039	60,369
UMBS, 3.00%, 05/01/2052	283,217	241,961
UMBS, 3.50%, 05/01/2052	35,323	31,685
UMBS, 4.00%, 05/01/2052	139,402	128,343
UMBS, 3.00%, 06/01/2052	67,161	57,337
UMBS, 5.00%, 07/01/2052	297,660	289,837
MBS, 4.00%, 08/01/2052	614,853	562,951
UMBS, 2.50%, 09/01/2052	25,115	20,602
UMBS, 5.50%, 04/01/2053	52,731	53,037
UMBS, 4.50%, 07/01/2055	95,589	89,763
MBS, 4.50%, 11/01/2055	581,093	545,676
UMBS, 4.50%, 06/01/2056	74,104	69,568
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K059, Class A2, 3.12%, 09/25/2026(a)(b)	112,679	112,368
Series K737, Class A2, 2.53%, 10/25/2026(a)	43,743	43,567
Series K062, Class A2, 3.41%, 12/25/2026(a)	286,471	285,295
Series K738, Class XAM, 1.49%, 03/25/2027(a)(b)(c)	391,000	2,057
Series K065, Class A2, 3.24%, 04/25/2027(a)	390,961	388,043
Series K067, Class X1, 0.69%, 07/25/2027(a)(b)(c)	7,850,991	24,825
Series K068, Class X1, 0.53%, 08/25/2027(a)(b)(c)	6,004,441	19,845
Series K073, Class X1, 0.43%, 01/25/2028(a)(b)(c)	4,527,389	15,695
Series K074, Class X1, 0.43%, 01/25/2028(a)(b)(c)	10,798,376	36,739
Series K075, Class X1, 0.25%, 02/25/2028(a)(b)(c)	12,515,956	22,116
Series K076, Class X1, 0.25%, 04/25/2028(a)(b)(c)	8,361,538	16,806
Series K511, Class A2, 4.86%, 10/25/2028(a)	52,609	52,710
Series K522, Class X1, 0.60%, 05/25/2029(a)(b)(c)	2,152,853	22,401
Series K528, Class X1, 1.01%, 07/25/2029(a)(b)(c)	1,648,656	35,705
Series K097, Class X1, 1.21%, 07/25/2029(a)(b)(c)	1,202,738	31,954
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Series K098, Class X1, 1.26%, 08/25/2029(a)(b)(c)	$2,457,852	$68,687
Series K538, Class X1, 0.73%, 01/25/2030(a)(b)(c)	709,772	11,371
Series K107, Class X1, 1.70%, 01/25/2030(a)(b)(c)	247,684	11,252
Series K109, Class XAM, 1.91%, 04/25/2030(a)(b)(c)	600,527	34,995
Series K110, Class XAM, 1.95%, 04/25/2030(a)(b)(c)	1,277,474	75,581
Series K112, Class XAM, 1.77%, 05/25/2030(a)(b)(c)	612,877	34,749
Series K111, Class XAM, 1.91%, 05/25/2030(a)(b)(c)	1,389,954	83,021
Series K114, Class X1, 1.20%, 06/25/2030(a)(b)(c)	870,898	30,770
Series K114, Class XAM, 1.43%, 06/25/2030(a)(b)(c)	559,633	25,202
Series K116, Class XAM, 1.70%, 08/25/2030(a)(b)(c)	633,757	35,049
Series K118, Class XAM, 1.26%, 09/25/2030(a)(b)(c)	314,905	13,202
Series K122, Class XAM, 1.17%, 11/25/2030(a)(b)(c)	789,331	31,931
Series K127, Class X1, 0.40%, 01/25/2031(a)(b)(c)	2,808,336	29,261
Series K125, Class XAM, 0.87%, 01/25/2031(a)(b)(c)	873,865	27,405
Series K124, Class XAM, 1.03%, 01/25/2031(a)(b)(c)	663,744	23,958
Series K755, Class XAM, 0.55%, 02/25/2031(a)(b)(c)	734,976	12,747
Series K128, Class X1, 0.60%, 03/25/2031(a)(b)(c)	2,234,634	41,382
Series K128, Class XAM, 0.83%, 03/25/2031(a)(b)(c)	973,113	29,497
Series K129, Class XAM, 1.32%, 05/25/2031(a)(b)(c)	399,402	19,791
Series K131, Class XAM, 1.04%, 07/25/2031(a)(b)(c)	489,989	20,189
Series K130, Class XAM, 1.32%, 07/25/2031(a)(b)(c)	984,709	51,808
Series K133, Class XAM, 0.63%, 09/25/2031(a)(b)(c)	2,619,786	61,715
Series K132, Class XAM, 0.95%, 09/25/2031(a)(b)(c)	2,591,485	96,825
Series K134, Class XAM, 0.44%, 11/25/2031(a)(b)(c)	3,899,181	61,400
Series K137, Class XAM, 0.59%, 12/25/2031(a)(b)(c)	3,898,081	84,532
Series K136, Class XAM, 0.66%, 12/25/2031(a)(b)(c)	644,718	16,049
Series K145, Class XAM, 0.43%, 06/25/2032(a)(b)(c)	4,502,658	75,179
	Principal Amount	Value

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Series K-152, Class XAM, 0.30%, 11/25/2032(a)(b)(c)	$3,670,222	$40,648
Series K-157, Class XAM, 0.43%, 05/25/2033(a)(b)(c)	700,000	12,992
Series K-159, Class XAM, 0.30%, 08/25/2033(a)(b)(c)	2,899,969	31,003
Series K-161, Class XAM, 0.36%, 10/25/2033(a)(b)(c)	2,363,261	32,724
Series K-165, Class XAM, 1.09%, 09/25/2034(a)(b)(c)	516,084	32,473
Series K-168, Class XAM, 0.22%, 01/25/2035(a)(b)(c)	4,660,229	38,182
Series K-169, Class XAM, 0.43%, 01/25/2035(a)(b)(c)	1,866,669	38,674
Federal Home Loan Mortgage Corp. REMICS
CMO, Series 4243, Class BZ, 3.50%, 08/15/2033	156,772	151,352
CMO, FRN, 30 day USD SOFR Average + 0.314%, Series 2962, Class KF, 3.95%, 04/15/2035(b)	2,432	2,417
CMO, Series 3113, Class QE, 5.00%, 02/15/2036	22,684	22,558
CMO, Series 3845, Class AI, 5.50%, 02/15/2036(c)	15,444	2,306
CMO, Series 3233, Class PA, 6.00%, 10/15/2036	48,284	49,406
CMO, Series 4474, Class HJ, 3.00%, 07/15/2039	11,875	11,245
CMO, Series 3632, Class PK, 5.00%, 02/15/2040	39,197	39,313
CMO, Series 4471, Class PI, 4.50%, 12/15/2040(c)	1,652	150
CMO, Series 4184, Class GM, 3.50%, 09/15/2041	47,896	46,767
CMO, Series 4566, Class PG, 3.00%, 06/15/2045	79,129	73,703
CMO, Series 5085, Class IK, 2.50%, 03/25/2051(c)	103,971	16,514
CMO, FRN, 30 day USD SOFR Average + 2.000%, Series 5359, Class FA, 5.64%, 11/25/2053(b)	354,078	363,704
CMO, FRN, 30 day USD SOFR Average + 2.230%, Series 5367, Class MF, 5.87%, 12/25/2053(b)	117,318	117,590
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 5481, Class FC, 5.14%, 12/25/2054(b)	393,763	396,778
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
CMO, Series 2019-3, Class MV, 3.50%, 10/25/2058(a)	107,866	100,366
CMO, Series 2019-4, Class MV, 3.00%, 02/25/2059(a)	131,374	114,161
CMO, Series 2022-1, Class MAU, 3.25%, 11/25/2061(a)	153,718	140,995
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Federal Home Loan Mortgage Corp. STRIPS, CMO, FRN, 30 day USD SOFR Average + 1.450%, Series 406, Class F36, 5.09%, 10/25/2053(b)	$25,278	$25,769
Federal National Mortgage Association
UMBS, 3.00%, 11/01/2028	15,726	15,482
UMBS, 6.50%, 05/01/2031	5,610	5,783
UMBS, 6.50%, 07/01/2032	37,521	38,677
UMBS, 6.50%, 08/01/2032	29,186	30,085
UMBS, 5.50%, 10/01/2033	77,018	77,538
UMBS, 5.50%, 12/01/2033	54,739	54,756
UMBS, 3.00%, 01/01/2034	52,615	50,258
UMBS, 5.50%, 04/01/2034	52,677	52,961
UMBS, 5.50%, 07/01/2034	83,603	84,208
UMBS, 6.00%, 08/01/2034	96,055	97,821
UMBS, 5.50%, 09/01/2034	65,610	66,076
UMBS, 6.00%, 10/01/2034	16,533	16,721
UMBS, 5.50%, 11/01/2034	92,863	93,368
UMBS, 5.50%, 03/01/2035	5,377	5,338
UMBS, 5.00%, 06/01/2035	3,066	3,048
UMBS, 5.50%, 08/01/2035	5,523	5,492
UMBS, 5.50%, 09/01/2035	30,320	30,704
UMBS, 5.50%, 12/01/2035	13,478	13,682
UMBS, 6.50%, 05/01/2036	8,586	8,851
UMBS, 5.50%, 11/01/2036	34,379	34,903
UMBS, 6.00%, 02/01/2037	4,144	4,271
UMBS, 5.50%, 03/01/2037	1,155	1,160
UMBS, 6.00%, 05/01/2037	9,262	9,516
UMBS, 6.00%, 07/01/2037	10,697	10,818
UMBS, 3.00%, 11/01/2037	36,690	33,889
UMBS, 5.50%, 03/01/2038	16,727	16,954
UMBS, 3.50%, 04/01/2038	34,949	32,975
UMBS, 5.00%, 10/01/2039	17,729	17,564
UMBS, 4.00%, 09/01/2040	58,450	55,673
UMBS, 4.00%, 09/01/2040	51,513	49,067
UMBS, 5.00%, 10/01/2040	12,170	12,056
UMBS, 4.00%, 12/01/2040	49,220	46,362
UMBS, 4.00%, 12/01/2040	29,140	27,753
UMBS, 5.00%, 01/01/2041	72,398	71,696
UMBS, 4.50%, 02/01/2041	35,320	34,263
UMBS, 4.50%, 02/01/2041	14,988	14,530
UMBS, 4.50%, 04/01/2041	17,354	16,820
UMBS, 4.50%, 04/01/2041	64,223	62,256
UMBS, 4.50%, 04/01/2041	29,333	28,431
UMBS, 4.00%, 06/01/2041	70,337	66,973
UMBS, 4.00%, 10/01/2041	95,931	91,344
UMBS, 4.00%, 11/01/2041	35,981	34,252
UMBS, 4.00%, 01/01/2042	21,591	20,535
UMBS, 4.00%, 01/01/2042	49,731	47,276
UMBS, 2.50%, 03/01/2042	132,169	116,568
UMBS, 5.00%, 03/01/2042	50,163	49,683
UMBS, 2.50%, 04/01/2042	213,635	188,385
UMBS, 4.00%, 04/01/2042	31,473	29,922
UMBS, 4.50%, 07/01/2042	16,104	15,610
UMBS, 4.00%, 10/01/2042	36,065	34,284
UMBS, 4.50%, 11/01/2042	63,732	61,773
UMBS, 4.00%, 12/01/2042	32,532	30,922
	Principal Amount	Value

Federal National Mortgage Association (continued)
UMBS, 4.00%, 01/01/2043	$50,594	$48,171
UMBS, 4.00%, 01/01/2043	100,486	95,464
UMBS, 3.50%, 04/01/2043	139,406	128,633
UMBS, 4.00%, 04/01/2043	27,679	26,325
UMBS, 4.00%, 05/01/2043	65,579	62,284
UMBS, 3.50%, 07/01/2043	27,593	25,355
UMBS, 4.00%, 07/01/2043	24,335	23,070
UMBS, 3.50%, 08/01/2043	39,147	36,197
UMBS, 3.50%, 09/01/2043	26,252	24,122
UMBS, 4.00%, 01/01/2044	82,443	78,297
UMBS, 4.00%, 04/01/2044	84,710	80,510
UMBS, 4.00%, 05/01/2044	164,789	156,619
UMBS, 4.00%, 11/01/2044	38,902	36,629
UMBS, 3.50%, 02/01/2045	144,934	132,177
UMBS, 4.00%, 02/01/2045	44,240	41,683
UMBS, 3.50%, 03/01/2045	20,164	18,363
UMBS, 3.50%, 06/01/2045	26,476	24,076
UMBS, 3.50%, 06/01/2045	24,733	22,491
UMBS, 3.50%, 09/01/2045	31,635	28,746
UMBS, 3.50%, 01/01/2046	27,833	25,335
UMBS, 3.50%, 07/01/2046	68,291	62,025
UMBS, 3.00%, 09/01/2046	108,467	95,814
UMBS, 2.50%, 10/01/2046	44,707	37,314
UMBS, 3.00%, 11/01/2046	205,371	181,413
UMBS, 4.00%, 07/01/2047	124,557	114,636
UMBS, 2.50%, 01/01/2050	162,342	133,682
UMBS, 2.50%, 02/01/2050	70,719	58,766
UMBS, 2.50%, 03/01/2050	90,053	74,828
UMBS, 2.50%, 06/01/2050	58,975	49,142
UMBS, 2.50%, 07/01/2050	78,593	65,534
UMBS, 2.50%, 09/01/2050	17,227	14,361
UMBS, 2.50%, 10/01/2050	39,518	32,285
UMBS, 2.00%, 12/01/2050	15,006	11,830
UMBS, 1.50%, 03/01/2051	102,410	76,420
UMBS, 2.00%, 04/01/2051	84,482	66,891
UMBS, 2.50%, 04/01/2051	15,210	12,511
UMBS, 2.50%, 05/01/2051	63,043	51,909
UMBS, 2.50%, 05/01/2051	144,227	117,814
UMBS, 3.00%, 05/01/2051	255,911	218,344
UMBS, 3.00%, 06/01/2051	46,923	41,050
UMBS, 2.50%, 08/01/2051	47,987	40,007
UMBS, 4.00%, 08/01/2051	77,163	71,484
UMBS, 2.00%, 10/01/2051	39,730	31,258
UMBS, 2.00%, 12/01/2051	30,485	23,984
UMBS, 3.00%, 12/01/2051	127,651	109,756
UMBS, 3.00%, 12/01/2051	133,715	115,544
UMBS, 2.50%, 01/01/2052	59,440	48,885
UMBS, 2.50%, 01/01/2052	139,232	116,341
UMBS, 3.00%, 01/01/2052	128,342	112,170
UMBS, 2.00%, 02/01/2052	30,079	23,699
UMBS, 2.50%, 02/01/2052	134,990	110,999
UMBS, 2.50%, 03/01/2052	39,939	32,816
UMBS, 2.50%, 03/01/2052	175,930	146,585
UMBS, 2.50%, 03/01/2052	79,220	65,884
UMBS, 2.50%, 04/01/2052	508,425	417,649
UMBS, 2.50%, 05/01/2052	34,839	28,619
UMBS, 3.00%, 06/01/2052	347,385	296,907
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Federal National Mortgage Association (continued)
UMBS, 4.50%, 09/01/2052	$61,762	$58,722
UMBS, 5.50%, 11/01/2052	228,719	228,215
UMBS, 6.00%, 12/01/2052	76,055	77,261
UMBS, 5.00%, 05/01/2053	238,065	231,542
UMBS, 6.00%, 09/01/2053	169,056	171,716
UMBS, 6.00%, 01/01/2054	16,327	16,534
UMBS, 6.00%, 09/01/2054	310,978	314,513
UMBS, 6.00%, 11/01/2054	159,722	161,538
UMBS, 5.50%, 01/01/2055	79,951	79,188
MBS, 6.00%, 09/01/2055	591,917	598,646
MBS, 4.50%, 12/01/2055	576,475	541,339
Federal National Mortgage Association REMICS
CMO, Series 2018-73, Class MV, 3.50%, 01/25/2030	48,068	46,993
CMO, Series 2012-44, Class IK, 3.50%, 12/25/2031(c)	2,550	58
CMO, Series 2013-1, Class YI, 3.00%, 02/25/2033(c)	50,056	3,325
CMO, Series 2016-4, Class LI, 3.50%, 02/25/2036(c)	27,796	2,046
CMO, Series 2017-33, Class LB, 3.00%, 05/25/2039	106,040	98,265
CMO, Series 2012-40, Class PE, 2.25%, 04/25/2041	35,101	33,763
CMO, Series 2012-137, Class UE, 1.75%, 09/25/2041	46,134	44,592
CMO, Series 2012-93, Class ME, 2.50%, 01/25/2042	76,471	72,657
CMO, Series 2012-23, Class CE, 5.00%, 03/25/2042	42,526	42,203
CMO, Series 2013-81, Class KA, 2.75%, 09/25/2042	40,131	38,691
CMO, FRN, 30 day USD SOFR Average + 0.364%, Series 2013-81, Class UF, 4.01%, 02/25/2043(b)	10,763	10,724
CMO, Series 2015-3, Class PC, 3.50%, 09/25/2044	30,885	29,387
CMO, Series 2015-90, Class UQ, 3.50%, 12/25/2045	22,860	21,507
CMO, FRN, 30 day USD SOFR Average + 0.414%, Series 2015-87, Class BF, 4.06%, 12/25/2045(b)	19,959	19,734
CMO, Series 2016-19, Class AD, 2.00%, 04/25/2046	41,930	38,526
CMO, FRN, 30 day USD SOFR Average + 5.886%, Series 2016-64, Class SA, 2.24%, 09/25/2046(b)(c)	67,164	5,534
CMO, Series 2020-65, Class EI, 4.00%, 09/25/2050(c)	100,433	19,103
CMO, Series 2021-1, Class IH, 2.50%, 02/25/2051(c)	69,288	9,311
CMO, FRN, 30 day USD SOFR Average + 3.000%, Series 2024-46, Class AM, 6.64%, 07/25/2054(b)	95,354	98,867
	Principal Amount	Value

Federal National Mortgage Association REMICS (continued)
CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2024-82, Class BF, 4.99%, 11/25/2054(b)	$323,384	$325,195
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2024-90, Class FA, 5.14%, 12/25/2054(b)	326,358	329,199
CMO, FRN, 30 day USD SOFR Average + 1.300%, Series 2024-103, Class FE, 4.94%, 01/25/2055(b)	270,403	271,644
CMO, FRN, 30 day USD SOFR Average + 2.440%, Series 2025-11, Class FM, 6.08%, 03/25/2055(b)	141,737	141,833
Government National Mortgage Association
MBS, 5.50%, 07/15/2033	113,970	116,324
MBS, 5.50%, 12/15/2033	24,117	24,342
MBS, 5.50%, 04/20/2038	10,871	11,055
MBS, 4.00%, 08/15/2040	12,385	11,515
MBS, 4.00%, 04/20/2041	20,883	19,680
MBS, 4.50%, 09/20/2041	37,872	36,560
MBS, 5.50%, 01/20/2042	11,619	11,816
MBS, 3.50%, 04/15/2042	23,609	21,415
MBS, 3.50%, 06/20/2043	312,606	287,178
MBS, 3.50%, 07/20/2043	135,737	124,724
MBS, 3.00%, 04/20/2045	85,451	76,057
MBS, 3.00%, 09/20/2046	28,827	25,417
MBS, 3.00%, 09/20/2047	64,481	56,688
MBS, 3.00%, 12/20/2047	123,544	108,678
MBS, 3.00%, 04/20/2048	132,605	115,759
MBS, 2.50%, 08/20/2051	109,051	91,240
MBS, 2.50%, 09/20/2051	348,525	291,602
MBS, 2.50%, 11/20/2051	438,539	366,912
MBS, 3.00%, 11/20/2051	125,447	109,242
MBS, 2.50%, 12/20/2051	214,562	179,517
MBS, 3.00%, 02/20/2052	283,968	247,269
MBS, 2.00%, 03/20/2052	656,122	526,985
MBS, 2.00%, 04/20/2052	110,036	88,378
MBS, 3.00%, 06/20/2052	263,118	230,139
MBS, 2.50%, 08/20/2052	348,897	293,273
MBS, 4.00%, 08/20/2052	121,752	112,037
MBS, 4.50%, 09/20/2052	626,227	594,991
MBS, 5.00%, 01/20/2053	135,303	131,908
MBS, 5.00%, 03/20/2053	34,795	33,955
MBS, 5.50%, 10/20/2053	376,518	375,635
MBS, 4.00%, 09/20/2055	74,146	66,990
MBS, 5.00%, 06/20/2056	124,474	120,608
Government National Mortgage Association REMICS
CMO, Series 2014-122, Class PI, 3.50%, 08/20/2029(a)(c)	33,892	1,275
CMO, Series 2010-103, Class WA, 5.65%, 08/20/2034(a)(b)	29,838	30,062
CMO, Series 2011-52, Class GT, 4.00%, 05/16/2039(a)	11,072	10,893
CMO, Series 2009-121, Class MI, 4.00%, 12/20/2039(a)(c)	15,454	2,380
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Government National Mortgage Association REMICS (continued)
CMO, FRN, 1 mo. USD SOFR + 5.286%, Series 2011-69, Class SE, 1.63%, 05/20/2041(a)(b)(c)	$92,765	$5,184
CMO, Series 2011-123, Class MA, 4.00%, 07/20/2041(a)	45,518	43,720
CMO, Series 2012-12, Class KN, 4.50%, 09/20/2041(a)	29,741	29,339
CMO, Series 2013-81, Class PI, 3.50%, 10/20/2041(a)(c)	6,279	53
CMO, Series 2012-77, Class MY, 2.50%, 06/20/2042(a)	20,000	18,164
CMO, Series 2012-108, Class KI, 4.00%, 08/16/2042(a)(c)	28,440	4,586
CMO, Series 2013-6, Class GI, 3.50%, 01/20/2043(a)(c)	133,068	20,076
CMO, Series 2023-79, Class JI, 2.50%, 02/20/2051(a)(c)	79,263	10,497
CMO, FRN, 30 day USD SOFR Average + 0.820%, Series 2022-34, Class FD, 3.00%, 02/20/2052(a)(b)	422,737	366,543
CMO, FRN, 30 day USD SOFR Average + 1.250%, Series 2023-113, Class FN, 4.89%, 08/20/2053(a)(b)	342,164	345,643
CMO, FRN, 30 day USD SOFR Average + 1.400%, Series 2023-135, Class FG, 5.04%, 09/20/2053(a)(b)	290,897	294,741
CMO, FRN, 30 day USD SOFR Average + 1.300%, Series 2023-149, Class YF, 4.94%, 10/20/2053(a)(b)	278,188	281,129
CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2023-146, Class FD, 4.99%, 10/20/2053(a)(b)	294,381	297,890
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2023-183, Class FM, 4.84%, 12/20/2053(a)(b)	296,578	299,142
CMO, FRN, 30 day USD SOFR Average + 1.050%, Series 2024-19, Class JF, 4.69%, 02/20/2054(a)(b)	297,208	298,353
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-44, Class FG, 4.84%, 03/20/2054(a)(b)	271,307	272,203
CMO, FRN, 30 day USD SOFR Average + 1.000%, Series 2024-71, Class FE, 4.64%, 04/20/2054(a)(b)	346,630	346,533
CMO, FRN, 30 day USD SOFR Average + 1.100%, Series 2024-181, Class FP, 4.74%, 11/20/2054(a)(b)	344,803	345,207
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2025-80, Class FB, 5.14%, 05/20/2055(a)(b)	333,229	336,069
CMO, FRN, 30 day USD SOFR Average + 11.575%, Series 2025-98, Class SW, 6.12%, 06/20/2055(a)(b)	146,110	138,813
Principal Amount		Value

Government National Mortgage Association REMICS (continued)
CMO, FRN, 30 day USD SOFR Average + 11.650%, Series 2025-97, Class SC, 6.19%, 06/20/2055(a)(b)	$62,440	$59,354
CMO, FRN, 30 day USD SOFR Average + 5.350%, Series 2025-115, Class GS, 1.71%, 07/20/2055(a)(b)(c)	124,733	5,396
CMO, Series 2024-26, Class E, 6.00%, 11/20/2055(a)	117,204	119,408
CMO, FRN, 30 day USD SOFR Average + 1.150%, Series 2024-51, Class CF, 4.79%, 03/20/2064(a)(b)	42,454	42,738
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-48, Class FA, 4.84%, 03/20/2064(a)(b)	201,920	202,594
CMO, FRN, 1 mo. USD SOFR + 0.794%, Series 2014-H13, Class FL, 4.46%, 07/20/2064(a)(b)	15,983	16,017
CMO, FRN, 1 yr. USD SOFR + 0.965%, Series 2017-H04, Class BF, 4.39%, 02/20/2067(a)(b)	41,831	41,917
CMO, FRN, 1 yr. USD SOFR + 1.015%, Series 2017-H08, Class FM, 4.51%, 03/20/2067(a)(b)	80,531	80,732
CMO, FRN, 1 yr. USD SOFR + 1.215%, Series 2017-H15, Class FB, 5.04%, 07/20/2067(a)(b)	101,816	102,403
CMO, FRN, 30 day USD SOFR Average + 0.500%, Series 2026-H12, Class FA, 4.14%, 08/20/2067(a)(b)	254,995	254,478
Total United States		30,961,045
Total Agency Mortgage-Backed Securities		30,961,045
CORPORATE BONDS—11.5%
CHILE—0.6%
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/2035(d)(e)(f)	195,501	194,915
Chile Electricity Lux MPC SARL, 6.01%, 01/20/2033(d)(e)(f)	165,000	168,719
Engie Energia Chile SA, 6.38%, 04/17/2034(a)(d)	200,000	206,665
Total Chile		570,299
INDIA—0.3%
Indian Railway Finance Corp. Ltd., 2.80%, 02/10/2031(d)	376,000	338,456
INDONESIA—0.3%
Indofood CBP Sukses Makmur Tbk. PT, 4.81%, 04/27/2052(a)(d)	416,000	325,821
UNITED KINGDOM—0.7%
BAT Capital Corp.
5.35%, 08/15/2032(a)	500,000	502,371
5.30%, 08/05/2033(a)	140,000	139,248
Total United Kingdom		641,619
UNITED STATES—9.6%
Alphabet, Inc., 6.25%, 08/15/2046(a)	236,000	237,170
Amazon.com, Inc., 5.80%, 03/13/2056(a)	300,000	276,723
AT&T, Inc., 3.55%, 09/15/2055(a)	600,000	363,715
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Athene Holding Ltd., 6.15%, 08/15/2036(a)	$421,000	$416,520
Bank of America Corp., (fixed rate to 04/23/2036, variable rate thereafter), 5.49%, 04/23/2036(a)	500,000	485,432
Broadcom, Inc., 3.19%, 11/15/2036(a)	750,000	591,564
Charter Communications Operating LLC/Charter Communications Operating Capital, 7.09%, 09/01/2038(a)(d)	44,000	43,562
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/2029(a)(g)	159,000	150,046
Corebridge Financial, Inc., 3.85%, 04/05/2029(a)	500,000	486,049
Entergy Corp., VRN, (fixed rate to 09/17/2036, variable rate thereafter), 6.50%, 09/17/2036(a)	233,000	232,505
Goldman Sachs Group, Inc., (fixed rate to 07/21/2056, variable rate thereafter), 6.22%, 07/21/2056(a)	285,000	281,954
Haleon U.S. Capital LLC, 3.63%, 03/24/2032(a)	250,000	231,683
Humana, Inc., 3.70%, 03/23/2029(a)	167,000	162,022
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.40%, 05/10/2057(a)(d)	300,000	287,715
JPMorgan Chase & Co., VRN, (fixed rate to 07/23/2036, variable rate thereafter), 5.80%, 07/23/2036(a)	355,000	351,112
Martin Marietta Materials, Inc., 6.38%, 08/15/2056(a)	109,000	111,323
Massachusetts Mutual Life Insurance Co., 5.95%, 06/01/2056(a)(d)	88,000	82,388
Montefiore Obligated Group, (Assured Guaranty Inc), 5.25%, 11/01/2048(f)(g)	614,000	547,588
Morgan Stanley, (fixed rate to 04/01/2030, variable rate thereafter), 3.62%, 04/01/2030(a)	588,000	559,055
NVIDIA Corp., 5.63%, 06/15/2056(a)	300,000	269,344
Oracle Corp., 5.88%, 09/26/2045(a)	800,000	659,709
Pilgrim's Pride Corp., 3.50%, 03/01/2032(a)	500,000	452,732
Public Service Co. of Colorado, 6.20%, 08/15/2056(a)	272,000	271,525
Public Service Co. of Oklahoma, Series P, 6.30%, 08/15/2056(a)	235,000	233,522
Targa Resources Corp., 4.95%, 04/15/2052(a)	109,000	89,694
Time Warner Cable LLC, 6.75%, 06/15/2039	200,000	190,331
Toledo Hospital, 5.75%, 11/15/2038(a)	175,000	173,770
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046(a)	700,000	575,382
Walt Disney Co., 3.50%, 05/13/2040(a)	612,000	487,426
Total United States		9,301,561
Total Corporate Bonds		11,177,756
GOVERNMENT BONDS—2.4%
BERMUDA—0.4%
Bermuda Government International Bonds, 5.00%, 07/15/2032(a)(d)	400,000	395,004
Principal Amount		Value

CHILE—0.2%
Chile Government International Bonds, 2.55%, 01/27/2032(a)	$200,000	$175,700
INDIA—0.3%
Export-Import Bank of India, 2.25%, 01/13/2031(d)	317,000	280,490
KUWAIT—0.5%
Kuwait International Government Bonds, 4.65%, 10/09/2035(d)	500,000	472,772
POLAND—0.4%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/2028(d)(e)	264,000	273,043
Republic of Poland Government International Bonds, 5.50%, 03/18/2054(a)	212,000	189,156
Total Poland		462,199
UNITED ARAB EMIRATES—0.5%
Abu Dhabi Government International Bonds, 4.75%, 09/22/2036(d)	500,000	482,133
URUGUAY—0.1%
Uruguay Government International Bonds, 5.75%, 10/28/2034(a)(f)	96,000	98,256
Total Government Bonds		2,366,554
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
CAYMAN ISLANDS—0.6%
ACREC Ltd., FRN, 1 mo. USD SOFR + 1.614%, Series 2021-FL1, Class AS, 5.25%, 10/16/2036(a)(b)(d)	82,250	82,105
AREIT Trust, FRN, 30 day USD SOFR Average + 1.650%, Series 2022-CRE6, Class AS, 5.29%, 01/20/2037(a)(b)(d)	512,000	511,390
Total Cayman Islands		593,495
UNITED STATES—1.5%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class XA, 1.10%, 11/15/2054(b)(c)	1,139,636	33,284
Bank
Series 2021-BN31, Class XA, 1.38%, 02/15/2054(a)(b)(c)	1,455,835	62,810
Series 2021-BN32, Class XA, 0.81%, 04/15/2054(a)(b)(c)	935,958	23,588
Series 2021-BN35, Class XA, 1.11%, 06/15/2064(a)(b)(c)	907,751	33,098
BBCMS Mortgage Trust
Series 2021-C9, Class XA, 1.66%, 02/15/2054(a)(b)(c)	925,162	49,973
Series 2021-C10, Class XA, 1.31%, 07/15/2054(a)(b)(c)	1,014,598	43,965
Series 2022-C18, Class XA, 0.66%, 12/15/2055(a)(b)(c)	1,191,478	35,779
BDS LLC, FRN, 1 mo. USD SOFR + 1.576%, Series 2024-FL13, Class A, 5.22%, 09/19/2039(a)(b)(d)	91,129	91,215
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.35%, 02/15/2054(a)(b)(c)	1,910,860	74,936
Series 2021-B24, Class XA, 1.19%, 03/15/2054(a)(b)(c)	1,078,264	36,154
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of August 31, 2026
Aberdeen Government Markets Income Fund

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B26, Class XA, 0.93%, 06/15/2054(a)(b)(c)	$1,498,032	$41,243
Series 2021-B27, Class XA, 1.34%, 07/15/2054(a)(b)(c)	1,384,137	56,133
Series 2021-B28, Class XA, 1.33%, 08/15/2054(b)(c)	2,065,726	87,877
Series 2021-B29, Class XA, 1.10%, 09/15/2054(a)(b)(c)	1,809,321	53,796
BX Trust, FRN, 1 mo. USD SOFR + 1.400%, Series 2026-CLS, Class A, 5.04%, 05/15/2043(b)(d)	160,000	160,200
BXMT Ltd., FRN, 1 mo. USD SOFR + 1.664%, Series 2021-FL4, Class AS, 5.30%, 05/15/2038(a)(b)(d)	345,000	336,920
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class XA, 0.94%, 12/15/2072(a)(b)(c)	1,260,389	29,386
Morgan Stanley Capital I Trust
Series 2018-H4, Class XA, 0.97%, 12/15/2051(a)(b)(c)	1,408,511	20,742
Series 2021-L5, Class XA, 1.30%, 05/15/2054(a)(b)(c)	639,760	26,543
Series 2021-L6, Class XA, 1.21%, 06/15/2054(a)(b)(c)	925,823	32,041
Series 2021-L7, Class XA, 1.17%, 10/15/2054(a)(b)(c)	3,100,630	106,090
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class XA, 1.10%, 01/15/2052(a)(b)(c)	799,077	12,759
Total United States		1,448,532
Total Commercial Mortgage-Backed Securities		2,042,027
RESIDENTIAL MORTGAGE-BACKED SECURITIES—1.3%
UNITED STATES—1.3%
Morgan Stanley Residential Mortgage Loan Trust, CMO, FRN, 30 day USD SOFR Average + 1.150%, Series 2026-INV1, Class A9, 4.79%, 02/25/2061(a)(b)(d)	95,494	94,776
New Residential Mortgage Loan Trust
CMO, Series 2026-NQM2, Class A1, 4.74%, 12/25/2065(a)(b)(d)	181,918	178,418
CMO, Series 2026-NQM3, Class A1, 4.83%, 02/25/2066(a)(b)(d)	369,251	362,720
OBX Trust, CMO, Series 2024-NQM1, Class A2, 6.25%, 11/25/2063(a)(b)(d)	48,860	48,815
PMT Loan Trust, CMO, FRN, 30 day USD SOFR Average + 1.150%, Series 2026-INV2, Class A35, 4.79%, 01/25/2057(a)(b)(d)	367,166	364,398
Provident Funding Mortgage Trust, CMO, Series 2024-1, Class A3, 5.50%, 12/25/2054(a)(b)(d)	101,579	101,056
Verus Securitization Trust
CMO, Series 2024-1, Class A2, 5.92%, 01/25/2069(a)(b)(d)	37,269	37,213
Principal Amount		Value

Verus Securitization Trust (continued)
CMO, Series 2024-4, Class A1, 6.22%, 06/25/2069(a)(b)(d)	$57,410	$57,676
Total United States		1,245,072
Total Residential Mortgage-Backed Securities		1,245,072
ASSET-BACKED SECURITIES—0.9%
UNITED STATES—0.9%
Affirm Asset Securitization Trust, Series 2026-X1, Class A, 4.27%, 04/15/2031(a)(d)	86,311	86,279
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 07/15/2032(a)(d)	6,694	6,707
Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, 05/15/2039(d)	52,375	52,743
CarMax Select Receivables Trust, Series 2026-B, Class A2, 4.35%, 04/16/2029(a)	57,000	56,979
Exeter Automobile Receivables Trust, Series 2026-2A, Class A2, 4.31%, 11/15/2028(a)	224,187	224,201
GLS Auto Receivables Issuer Trust, Series 2026-1A, Class A2, 4.04%, 11/15/2028(a)(d)	97,247	97,163
PFS Financing Corp., Series 2023-C, Class B, 5.91%, 10/15/2028(a)(d)(g)	63,000	63,105
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04%, 03/15/2029(a)	92,375	92,296
U.S. Small Business Administration
Series 2013-20B, Class 1, 2.21%, 02/01/2033	31,763	29,393
Series 2013-20C, Class 1, 2.22%, 03/01/2033	56,568	52,722
Series 2013-20I, Class 1, 3.62%, 09/01/2033	38,823	37,425
U.S. Small Business Administration CVR, Series 2013-20G, Class 1, 3.15%, 07/01/2033	44,606	42,413
Total United States		841,426
Total Asset-Backed Securities		841,426
MUNICIPAL BONDS—0.8%
ILLINOIS—0.8%
City of Chicago, (AG), Series C, 6.21%, 01/01/2036(f)	615,000	626,900
Sales Tax Securitization Corp., (BAM), Series B, 3.41%, 01/01/2043	240,000	185,115
Total Illinois		812,015
Total Municipal Bonds		812,015
Shares		Value
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(h)	640,056	$640,056
Total Short-Term Investment		640,056
Total Investments (Cost $101,259,056)—99.4%		96,577,533
Other Assets in Excess of Liabilities—0.6%		575,325
Net Assets—100.0%		$97,152,858

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of August 31, 2026
Aberdeen Government Markets Income Fund

(a)	The maturity date presented for these instruments represents the next call/put date.
(b)	Variable or Floating Rate security. Rate disclosed is as of August 31, 2026.
(c)	Interest only security for which the fund receives interest on notional principal.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Denotes the security is government guaranteed.
(f)	Sinkable security.
(g)	Illiquid security.
(h)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of August 31, 2026.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Right
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UMBS	Uniform Mortgage-Backed Security
USD	U.S. Dollar
VRN	Variable Rate Note

As of August 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Ultra United States Treasury Bond	4	12/21/2026	$439,881	$440,125	$244
United States Treasury Note 6%—2 Year	27	12/31/2026	5,556,554	5,541,328	(15,226)
United States Treasury Note 6%—5 Year	18	12/31/2026	1,902,964	1,902,656	(308)
					$(15,290)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
August 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. ("Aberdeen" or the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.

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Notes to Portfolio of Investments  (concluded)
August 31, 2026 (unaudited)

The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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